UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1. Schedule of Investments.

Horizons Korea KOSPI 200 ETF	April 30, 2015
Schedule of Portfolio Investments	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 99.3%
Consumer Discretionary 15.6%
Cheil Industries, Inc. *	540	79,857
Cheil Worldwide, Inc. *	450	9,636
Coway Co., Ltd.	280	23,590
Dae Won Kang Up Co., Ltd.	224	1,365
Daekyo Co., Ltd.	142	1,153
Dong Ah Tire & Rubber Co., Ltd.	52	1,033
Dongyang Mechatronics Corp.	121	942
Global & Yuasa Battery Co., Ltd.	46	2,361
Grand Korea Leisure Co., Ltd.	170	6,114
Halla Visteon Climate Control Corp.	208	7,840
Handsome Co., Ltd.	76	2,503
Hanil E-Hwa Co., Ltd.	34	411
Hankook Tire Co., Ltd.	414	17,421
Hansae Co., Ltd.	90	3,460
Hotel Shilla Co., Ltd.	186	18,569
Huvis Corp.	76	748
Hwashin Co., Ltd.	88	624
Hyundai Department Store Co., Ltd.	84	11,442
Hyundai Mobis Co., Ltd.	364	80,319
Hyundai Motor Co.	824	129,928
Hyundai Wia Corp.	78	11,098
Kangwon Land, Inc.	776	26,535
KIA Motors Corp.	1,408	65,158
Kumho Tire Co., Inc. *	660	6,016
LF Corp.	106	3,491
LG Electronics, Inc.	568	32,009
Lotte Shopping Co., Ltd.	52	12,566
Mando Corp.	34	2,198
Motonic Corp.	46	547
Nexen Tire Corp.	216	2,630
S&T Motiv Co., Ltd.	44	2,603
Sejong Industrial Co., Ltd.	50	627
Shinsegae Co., Ltd.	42	7,896
SL Corp.	66	1,155
Ssangyong Motor Co. *	230	2,178
The Basic House Co., Ltd. *	64	1,266
Toray Chemical Korea, Inc. *	104	1,892

		579,181

Consumer Staples 8.1%
Able C&C Co., Ltd.	55	1,632
Amorepacific Corp. ^	18	65,229
Amorepacific Group ^	14	21,291
Binggrae Co., Ltd.	32	2,565
CJ Cheiljedang Corp.	44	17,180
Crown Confectionery Co., Ltd.	4	1,140
Daesang Corp.	116	5,033
Dongwon F&B Co., Ltd.	6	1,971
E-Mart Co., Ltd.	116	23,973
GS Retail Co., Ltd.	150	5,430
Hite Jinro Co., Ltd.	176	3,728
Korea Kolmar Co., Ltd.	86	5,833
KT&G Corp.	588	52,173
LG Household & Health Care, Ltd.	50	36,761
Lotte Chilsung Beverage Co., Ltd.	2	4,437
Lotte Confectionery Co., Ltd.	4	6,960
Lotte Food Co., Ltd.	4	2,836
Muhak Co., Ltd. *	78	2,634
Namyang Dairy Products Co., Ltd.	2	1,373
Nongshim Co., Ltd.	18	4,115
Orion Corp.	20	23,380
Ottogi Corp.	8	5,255
Sam Lip General Foods Co., Ltd.	12	2,900

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Staples, Continued
Samyang Corp.	22	2,094

		299,923

Energy 2.3%
GS Holdings Corp.	286	13,395
Hankook Shell Oil Co., Ltd.	4	1,836
SK Innovation Co., Ltd. *	370	40,736
S-Oil Corp.	408	27,941

		83,908

Financials 12.7%
BS Financial Group, Inc.	970	14,526
Daewoo Securities Co., Ltd.	1,002	15,753
Dongbu Insurance Co., Ltd.	236	12,044
Hana Financial Group, Inc.	1,472	43,536
Hankook Tire Worldwide Co., Ltd.	130	2,577
Hanwha Life Insurance Co., Ltd.	2,422	17,920
Hyundai Securities Co., Ltd.	568	5,909
Industrial Bank of Korea	1,078	14,886
KB Financial Group, Inc.	1,962	74,961
Korea Investment Holdings Co., Ltd.	234	15,064
Mirae Asset Securities Co., Ltd. +	160	8,867
Samsung Card Co., Ltd.	194	7,439
Samsung Fire & Marine Insurance Co., Ltd.	190	50,079
Samsung Life Insurance Co., Ltd.	534	52,314
Samsung Securities Co., Ltd.	320	19,557
Shinhan Financial Group Co., Ltd.	2,282	94,106
Woori Bank	1,358	13,621
Woori Investment & Securities Co., Ltd.	612	8,536

		471,695

Health Care 1.3%
Bukwang Pharmaceutical Co., Ltd.	134	3,088
Daewoong Pharmaceutical Co., Ltd.	30	1,811
Dong-A Socio Holdings Co., Ltd.	20	2,864
Dong-A ST Co., Ltd.	30	3,471
Green Cross Corp.	32	5,285
Hanmi Pharmaceuticals Co., Ltd. *	34	11,975
Il Yang Pharmaceutical Co., Ltd.	64	1,947
Kwang Dong Pharmaceutical Co., Ltd.	190	2,934
LG Life Sciences, Ltd. *	64	3,368
Suheung Co., Ltd.	32	1,221
Yuhan Corp.	52	11,207
Yungjin Pharmaceutical Co., Ltd. *	496	831

		50,002

Industrials 11.2%
CJ Corp.	72	12,831
CJ Korea Express Corp. *	50	9,540
Daelim Industrial Co., Ltd.	156	12,081
Daewoo Engineering & Construction Co., Ltd. *	1,160	7,717
Daewoo International Corp.	222	6,504
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	748	12,667
Doosan Corp.	40	4,646
Doosan Engine Co., Ltd. *	214	1,390
Doosan Heavy Industries & Construction Co., Ltd.	326	9,276
Doosan Infracore Co., Ltd. *	694	7,705
Fursys, Inc.	22	690
Hanjin Heavy Industries & Construction Co., Ltd. *	348	2,020

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF	April 30, 2015
Schedule of Portfolio Investments (Continued)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, Continued
Hyundai Development Co. Engineering & Construction	358	19,139
Hyundai Elevator Co., Ltd. *	60	4,277
Hyundai Engineering & Construction Co., Ltd.	404	19,563
Hyundai Glovis Co., Ltd.	62	13,652
Hyundai Heavy Industries Co., Ltd. *	264	34,484
Hyundai Merchant Marine Co., Ltd. *	660	5,875
Hyundai Mipo Dockyard Co., Ltd. *	56	4,676
IS Dongseo Co., Ltd.	50	3,807
KCC Corp.	30	15,395
KEPCO Engineering & Construction Co., Inc.	54	2,101
KEPCO Plant Service & Engineering Co., Ltd.	100	9,078
Korea Aerospace Industries, Ltd.	380	23,258
Korea Electric Terminal Co., Ltd.	40	2,732
Korean Air Lines Co., Ltd. *	150	6,410
LG Corp.	508	31,614
LG Hausys, Ltd.	36	5,609
LG International Corp.	152	5,836
LS Corp.	98	4,947
LS Industrial Systems Co., Ltd.	92	5,082
Posco Plantec Co., Ltd. *	294	694
S&T Dynamics Co., Ltd.	108	1,386
S-1 Corp.	138	10,313
Samsung C&T Corp.	710	37,891
Samsung Engineering Co., Ltd. *	178	6,452
Samsung Heavy Industries Co., Ltd.	966	16,358
Samsung Techwin Co., Ltd. *	208	5,376
SK Holdings Co., Ltd.	150	25,891
SK Networks Co., Ltd.	830	6,156

		415,119

Information Technology 33.1%
Daeduck Electronics Co., Ltd.	190	1,686
Daeduck GDS Co., Ltd.	86	983
Hansol Technics Co., Ltd. *	99	1,755
Iljin Display Co., Ltd.	86	875
Iljin Materials Co., Ltd. *	88	672
Jahwa Electronics Co., Ltd.	60	722
Korea Circuit Co., Ltd.	52	568
LG Display Co., Ltd.	1,244	34,647
LG Innotek Co., Ltd.	64	5,971
Naver Corp.	158	95,820
NCsoft Corp.	98	18,698
Samsung Electro-Mechanics Co., Ltd.	320	20,153
Samsung Electronics Co., Ltd.	590	776,170
Samsung SDI Co., Ltd.	272	30,453
Samsung SDS Co., Ltd.	300	71,655
Sindoh Co., Ltd.	30	1,948
SK C&C Co., Ltd.	134	31,818
SK Hynix, Inc.	3,112	133,997

		1,228,591

Materials 9.1%
Dongkuk Steel Mill Co., Ltd. *	258	1,541
Foosung Co., Ltd. *	236	896
Hanil Cement Co., Ltd.	24	3,370
Hansol Paper Co., Ltd.	169	1,269
Hanwha Chemical Corp.	496	7,960
Hanwha Corp.	250	9,855
Huchems Fine Chemical Corp.	136	3,363
Hyosung Corp.	128	14,212

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials, Continued
Hyundai Hysco Co., Ltd.	50	3,107
Hyundai Steel Co.	404	29,665
KISWIRE, Ltd.	31	2,019
Kolon Industries, Inc.	90	5,433
Korea Petrochemical Industrial Co., Ltd.	14	2,273
Korea Zinc Co., Ltd.	48	21,385
Kukdo Chemical Co., Ltd.	24	1,503
Kumho Petro Chemical Co., Ltd.	102	8,203
LG Chem, Ltd.	248	63,168
Lock & Lock Co., Ltd.	92	1,112
Lotte Chemical Corp.	86	20,140
Moorim P&P Co., Ltd.	192	896
Namhae Chemical Corp.	124	1,137
OCI Co., Ltd.	86	8,000
Poongsan Corp.	110	2,971
POSCO	396	93,106
Samkwang Glass	14	1,139
Samsung Fine Chemicals Co., Ltd.	94	3,819
SeAH Besteel Corp.	70	2,397
SeAH Steel Corp.	14	1,063
SK Chemicals Co., Ltd.	94	6,113
SKC Co., Ltd.	112	4,431
Songwon Industrial Co., Ltd.	88	760
Ssangyong Cement Industrial Co., Ltd. *	312	4,905
Taekwang Industrial Co., Ltd.	2	2,241
Unid Co., Ltd.	16	964
Young Poong Corp.	2	2,463

		336,879

Telecommunication Services 3.6%
KT Corp. *	1,186	35,244
LG Uplus Corp.	1,584	15,887
SK Telecom Co., Ltd.	302	80,868

		131,999

Utilities 2.3%
Korea Electric Power Corp.	1,716	75,009
Korea Gas Corp.	206	8,908

		83,917

TOTAL SOUTH KOREA COMMON STOCKS (Cost $3,554,588)		3,681,214

TOTAL INVESTMENTS (Cost $3,554,588) — 99.3%		3,681,214
Other Net Assets (Liabilities) 0.7%		25,056

NET ASSETS 100.0%		$3,706,270

*	Non-income producing security

+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

^	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of April 30, 2015. The total of all such securities represent 2.33% of the net assets of the fund.

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF	April 30, 2015
Schedule of Portfolio Investments (Continued)	(Unaudited)

The Horizons KOSPI 200 ETF was invested in the following sectors as of April 30, 2015:

	Value	% of Net Assets
Information Technology	$1,228,591	33.1%
Consumer Discretionary	579,181	15.6%
Financials	471,695	12.7%
Industrials	415,119	11.2%
Materials	336,879	9.1%
Consumer Staples	299,923	8.1%
Telecommunication Services	131,999	3.6%
Utilities	83,917	2.3%
Energy	83,908	2.3%
Health Care	50,002	1.3%
Other Net Assets (Liabilities)	25,056	0.7%

Total	$3,706,270	100.0%

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	April 30, 2015
Notes to Schedule of Portfolio Investments	(Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of April 30, 2015, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Portfolio Investments are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Horizons ETF Trust	April 30, 2015
Notes to Schedule of Portfolio Investments (Continued)	(Unaudited)

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2015, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Level 3	Total Investments
Investment Securities:
South Korea Common Stocks
Consumer Staples	$213,403	$86,520	$—	$299,923
All Other Common Stocks	3,381,291	—	—	3,381,291

Total Investments	$3,594,694	$86,520	$—	$3,681,214

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

Transfers that occurred between Level 2 and Level 1 were due to the application of fair value procedures as follows:

Korea Fund	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Investment Securities:
South Korea Common Stocks	$86,520	$411

For the period ended April 30, 2015, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are present. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Horizons ETF Trust	April 30, 2015
Notes to Schedule of Portfolio Investments (Continued)	(Unaudited)

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that an Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax Information

At April 30, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Korea Fund	$3,588,099	$427,452	$(334,337)	$93,115

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By	(Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	June 25, 2015

By	(Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date	June 25, 2015